Goodwill, VOBA and Other Intangible Assets (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
VOBA
VOBA and Other Intangible Assets
2016	$ 1,227
2017	1,131
2018	961
2019	874
2020	791
Thereafter	3,822
Total other intangible assets with finite lives	$ 8,806
VOBA | Minimum
VOBA and Other Intangible Assets
Interest rate assumed for VOBA (as a percent)	5.40%
VOBA | Maximum
VOBA and Other Intangible Assets
Interest rate assumed for VOBA (as a percent)	7.50%
Contract based intangibles
VOBA and Other Intangible Assets
2016	$ 1,788
2017	1,788
2018	1,788
2019	1,788
2020	1,788
Thereafter	4,032
Total other intangible assets with finite lives	$ 12,972	$ 14,760